Business Segment Information (Schedule Of Net Sales) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Net sales	$ 190,701,000	$ 176,326,000	$ 166,748,000	$ 159,936,000	$ 207,925,000	$ 157,582,000	$ 129,281,000	$ 112,705,000	$ 693,711,000	$ 607,493,000	$ 619,064,000
Number of customers contributing exceeded 10% in sales										0	1
Percentage of sales exceeded by customers											10.00%
Revenue generated from segment sales											106,200,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									349,600,000	348,300,000	374,000,000
Test [Member]
Segment Reporting Information [Line Items]
Net sales									176,500,000	138,400,000	138,400,000
Filtration [Member]
Segment Reporting Information [Line Items]
Net sales									$ 167,600,000	$ 120,800,000	$ 106,700,000